UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                   -----------------

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  /  / is a restatement.
                                   /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD 2450
          Fort Worth , TX 76155



Form 13F File Number: 28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:    (817) 391-6170

Signature, Place, and Date of Signing:

    /s/ Rosemary K. Behan    Fort Worth, TX     February 7, 2013
    ---------------------    --------------     -----------------
       [Signature]           [City, State]           [Date]


/  /   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

/  /   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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


List of Other Managers Reporting for this Manager:
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Form 13F File Number                    Name

28-01006                 Barrow, Hanley, Mewhinney & Strauss, LLC
28-05620                 Brandes Investment Partners, LP
28-02204                 Brandywine Global Investment Management, LLC
28-05563                 Bridgeway Capital Management, Inc.
28-11166                 Calamos Advisors LLC
28-13367                 Dean Capital Management, LLC
28-06700                 Dreman Value Management, LLC
28-02540                 Fox Asset Management LLC
28-03578                 Franklin Advisers, Inc.
28-00000                 GAM International Management Ltd.
28-04636                 Holland Capital Management LLC
28-10068                 Hotchkis and Wiley Capital Management LLC
28-10469                 Lazard Asset Management LLC
28-13608                 Lee Munder Capital Group, LLC
28-04968                 Massachusetts Financial Services Company
28-11866                 Morgan Stanley Investment Management Inc.
28-11411                 Opus Capital Group, LLC
28-10952                 Pacific Investment Management Company LLC
28-11296                 PENN Capital Management Company, Inc.
28-03791                 Pzena Investment Management, LLC
28-12115                 Signia Capital Management LLC
28-11261                 Stephens Investment Management Group, LLC
28-01074                 Templeton Investment Counsel, LLC
28-00242                 The Boston Company Asset Management, LLC
28-10665                 The London Company of Virginia, LLC
28-11061                 Zebra Capital Management, LLC
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                       FORM 13F SUMMARY PAGE
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Report Summary:
---------------

Number of Other Included Managers:         0
                                         -----
Form 13F Information Table Entry Total:    5
                                         -----
Form 13F Information Table Value Total:  $6,882
                                         ------
                                       (thousands)
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                                                    FORM 13-F INFORMATION TABLE

COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8

                         TITLE OF                VALUE     SHRS OR  SH/  PUT/    INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER            CLASS        CUSIP    (x$1000)   PRN AMT  PRN  CALL    DISCRETION  MANAGERS  SOLE   SHARED   NONE
---------------------    --------    ---------  ---------  ------- ----  -----   ----------  --------  --------------------
DEX ONE CORP               COM       25212W100     17      10,761    SH            DEFINED                    10,761
E TRADE
FINANCIAL CORP             NOTE 8/3  269246AZ7     214    240,000   PRN            DEFINED                    240,000

GENERAL MOTORS CO          COM       37045V100     184     6,381     SH            DEFINED                     6,381

OMEGA HEALTHCARE INVESTORS COM       681936100    6,463   271,000    SH            DEFINED                    271,000

SUPERMEDIA INC             COM       868447103      4      1,037     SH            DEFINED                     1,037

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